Commitment and Contingencies - Operating Lease by Balance Sheet Grouping (Details) $ in Thousands	Sep. 30, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating lease asset	$ 31,610
Operating lease liability	$ 33,302